Investments	12 Months Ended
Sep. 30, 2022
Investments [Abstract]
INVESTMENTS
4.	INVESTMENTS

As of September 30, 2021 and 2022, investments consisted of the following:

	As of September 30,
	2021	2022
Short-term investments:
Wealth management product (1)	$1,611,015	$-
Convertible debt instrument (2)	775,988	702,889
Total short-term investments	2,387,003	702,889
Long-term investments	132,621	2,101,519
Total investments	$2,519,624	$2,804,408

(1)	Wealth management product is a deposit in a financial institution with a variable interest rate and not-guaranteed principal. The wealth management product was bought on September 24, 2020, and carried at FV. It had duration of 1.5 years, during which the Company could redeem the wealth management product at its discretion. On March 31, 2022, the deposits are redeemed. For the years ended September 30, 2020, 2021 and 2022, there were nil, nil and $109,817 interest income recognized in earnings.

(2)	Convertible debt instrument was issued by a private company and redeemable at the Company’s option. The convertible debt instrument is due on June 12, 2023, has interest of 6% and carried at FV. For the years ended September 30, 2020, 2021 and 2022, there were nil, $43,493 and $43,188 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive income (loss).